Document And Entity Information	May 15, 2025
Document Information [Line Items]
Entity, Registrant Name	PROVIDENT BANCORP, INC.
Document, Type	8-K
Document, Period End Date	May 15, 2025
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-39090
Entity, Tax Identification Number	84-4132422
Entity, Address, Address Line One	5 Market Street
Entity, Address, City or Town	Amesbury
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01913
City Area Code	877
Local Phone Number	487-2977
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	PVBC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001778784